Income Tax - Summary of Deferred Tax Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Income Taxes [Line Items]
Deferred tax liabilities	$ 1,152	$ 1,123	$ 259
Accrued Receivables
Disclosure Of Income Taxes [Line Items]
Deferred tax liabilities	946	900	$ 259
Other
Disclosure Of Income Taxes [Line Items]
Deferred tax liabilities	$ 206	$ 223